FEDERATED INCOME SECURITES TRUST

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

November 18, 2013

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549

RE: Federated Income Securities Trust (“Registrant”)

Federated Unconstrained Bond Fund (“Fund”)

Class A Shares

Institutional Shares

1933 Act File No. 33-3164

1940 Act File No. 811-4577

Dear Sir or Madame,

Post-Effective Amendment No. 133 under the Securities Act of 1933 and Amendment No. 126 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Fund is hereby electronically transmitted. This filing has been electronically redlined to indicate changes from the Fund’s currently effective Registration Statement.

As indicated on the facing page of the Amendment, the Registrant has specified that it is to become effective January 28, 2014 pursuant to the provisions of Rule 485(a) under the Securities Act of 1933. A Rule 485(a) filing is being made to add investments in equity securities.

The Registrant has indicated that financial statements will be filed by amendment. The Registrant anticipates filing these financial statements pursuant to Rule 485(b) on or about January 28, 2014 and to become effective simultaneously with the effectiveness of Registrant's Rule 485(a) post-effective amendment.

We respectfully request SEC comments on this Registration Statement within 45 days of the date of this filing.

In connection with the review of this filing by staff of the Securities and Exchange Commission, the Fund acknowledges the staff’s view that: the Fund is responsible for the adequacy and accuracy of the disclosure in the filings; staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filing; and the Fund may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions on the enclosed material, please contact me at (412) 288-6812.

Very truly yours,

/s/ Diane J. Palmer

Diane J. Palmer

Senior Paralegal

Enclosures